Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, Option in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) EquityInstruments Option £ / shares	Dec. 31, 2022 GBP (£) EquityInstruments Option £ / shares	Dec. 31, 2021 GBP (£) EquityInstruments Option £ / shares
Shares awarded
Share-based payments, market price measurement period preceding grant date	5 days
Maximum
Shares awarded
Share-based payments, volatility measurement period	5 years
Sharesave
Average exercise price
At 1 January | £ / shares	£ 1.63	£ 1.61	£ 1.64
Granted | £ / shares	1.42	1.86	1.80
Exercised | £ / shares	1.44	1.88	1.76
Cancelled | £ / shares	1.72	1.60	2.02
At 31 December | £ / shares	£ 1.59	£ 1.63	£ 1.61
Shares under option
At 1 January | Option	99.0	95.0	96.0
Granted | Option	43.0	25.0	24.0
Exercised | Option	(23.0)	(15.0)	(10.0)
Cancelled | Option	(5.0)	(6.0)	(15.0)
At 31 December | Option	114.0	99.0	95.0
Options exercisable, vesting period	6 months
Options exercisable | Option	19.0	5.1	6.0
Weighted average share price | £ / shares	£ 2.20	£ 2.59	£ 2.19
Weighted average remaining contractual life of outstanding share options	2 years 3 months	2 years	2 years 1 month 6 days
Fair value of of options granted during the period	£ 27.3	£ 22.1	£ 17.0
Shares awarded
Share-based payments, market price measurement period preceding grant date	3 days
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.12	£ 1.12	£ 1.12
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.89	£ 2.27	£ 2.27
Deferred performance awards
Shares under option
Options exercisable, vesting period	3 years
Value at grant
At 1 January	£ 93.0	£ 132.0	£ 169.0
Granted	52.0	46.0	61.0
Forfeited	(2.0)	(4.0)	(10.0)
Vested	(67.0)	(81.0)	(88.0)
At 31 December	£ 76.0	£ 93.0	£ 132.0
Shares awarded
At 1 January (in shares) | EquityInstruments	46	65	77
Granted (in shares) | EquityInstruments	20	20	32
Forfeited (in shares) | EquityInstruments	(1)	(2)	(5)
Vested/exercised (in shares) | EquityInstruments	(30)	(37)	(39)
At 31 December (in shares) | EquityInstruments	35	46	65
Long-term incentives
Value at grant
At 1 January	£ 49.0	£ 44.0	£ 50.0
Granted	11.0	16.0	6.0
Vested	(10.0)	(10.0)	(12.0)
Lapsed	(1.0)	(1.0)
At 31 December	£ 49.0	£ 49.0	£ 44.0
Shares awarded
At 1 January (in shares) | EquityInstruments	23	21	24
Granted (in shares) | EquityInstruments	5	7	3
Vested/exercised (in shares) | EquityInstruments	(4)	(4)	(6)
Lapsed (in shares) | EquityInstruments	(1)	(1)
At 31 December (in shares) | EquityInstruments	23	23	21
Market value of awards vested and exercised	£ 9.5	£ 11.7	£ 13.0